SOLAR PROJECTS SALE (Details Narrative)		1 Months Ended
	May 30, 2024 USD ($) GW MW	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Revenue and related share payable percentage	62.50%
Consideration payable	$ 19,400,000
Land Rights [Member]
Number of megawatt amount	$ 18,500,000
Number of megawatt | MW	5,000
Ready To Build [Member]
Number of megawatt | MW	3,000
Project Management Services Agreement [Member]
Deposits	$ 943,500
Project Management Services Agreement [Member] | Emergen [Member]
Business acquistion description	Emergen remits 62.5 % of amounts received to Energy Independent Partners LLC (“EIP”), an entity controlled by Cole Johnson, and retains 37.5%. Accordingly, $250,000 million of the June 2024 deposit was paid to EIP and the remaining $339,688 remains deferred and recorded as accounts payable and accrued liabilities – related parties. Additional EIP payments will be recorded only when Bridgelink remits milestone proceeds. Bridgelink may return a project, without refund, only if no milestone payment has yet been made and the return occurs within seven years of the PSA’s effective date. A December 31, 2024 amendment clarified that all funds paid to Emergen are non-refundable and limited the return option as noted above; all other material terms remain unchanged.
Deposit	$ 250,000,000,000
Deposit assets remaining deferred	$ 339,688
Project Management Services Agreement [Member] | Bridgelink [Member]
Number of gigawatt | GW	2.425
Emergen Energy LLC [Member]
Project capacity | GW	12
Development fee percentage	62.50%
Development fee retained percentage	37.50%
Emergen Energy LLC [Member] | Greenfield Projects [Member]
Project capacity | GW	2.425
Consideration on sale of asset	$ 19,400,000
Deposits		$ 900,000	$ 400,000
Milestone payments	18,500,000
Milestone payments upon securing land rights	5,000
Milestone payments upon securing land rights	$ 3,000
Payments for deposits		$ 600,000